Share-based Issuances (Details - Option Activity) - Equity Option [Member]	9 Months Ended
Sep. 30, 2023 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, beginning | shares	1,663,173
Weighted average exercise price, beginning | $ / shares	$ 2.45
Options granted | shares	200,200
Weighted average exercise price, granted | $ / shares	$ 0.94
Options forfeited/cancelled | shares	(206,454)
Weighted average exercise price, forfeited/canceled | $ / shares	$ 1.51
Options exercised | shares	0
Weighted average exercise price, exercised | $ / shares	$ 0
Outstanding, ending | shares	1,656,919
Weighted average exercise price, ending | $ / shares	$ 2.38